Stock Options	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Stock Options

11.	STOCK OPTIONS

The Company has a Stock Option Plan (the "Plan") under which it is authorized to grant options to purchase shares of common stock of the Company to directors, key personnel and consultants to the Company, its subsidiaries and affiliates.  The aggregate number of shares of the Company which may be issued and sold under the Plan will not exceed 10% of the total number of shares of common stock issued and outstanding from time to time.  The exercise prices of the options are based on the fair value of the Company’s common stock at the time of grant as determined by the Board of Directors.

The following table reflects the continuity of options outstanding:

	Options		Average Exercise Price
	2011	2010	2011	2010
Outstanding, beginning of year	1,700,000	1,700,000	$0.23	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled/expired	-	-	-	-
Outstanding, end of year	1,700,000	1,700,000	$0.23	$0.23

The weighted average remaining contractual life and weighted average exercise price of options outstanding and exercisable as at December 31, 2011 are as follows:

Exercise Prices	Number Outstanding		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Exercise Price

$0.12	1,200,000	(i)	$0.12	1.22	1,200,000	$0.12
$0.15	250,000	(ii)	$0.15	5.02	250,000	$0.15
$0.71	-	(ii)	-	-	-	-
$0.90	250,000	(ii)	$0.90	5.02	250,000	$0.90

	1,700,000		$0.23	2.34	1,700,000	$0.23

(i)
During the year ended December 31, 2008, the Company issued 400,000 options each to three directors (Total 1,200,000 options). The options have exercise price of US $0.12 (CDN $0.12), and vested immediately. These options expire on March 20, 2013. The fair value of the options granted was $132,827 and was calculated using the Black-Scholes option pricing model using the following assumptions:

Expected volatility:	212%
Risk free interest rate:	2.36%
Expected life:	5 years
Dividend yield:	0%

(ii)
During the year ended December 31, 2007, the Company issued 250,000 options each to three individuals. The options have exercise prices of US $0.15 (CDN $0.15), US $0.71 and US $0.90, respectively, and vested immediately.  These options expire at January 2017, April 2009 and January 2017, respectively.  The fair value of the options granted was $409,671 and was calculated using the Black-Scholes option pricing model using the following assumptions:

Expected volatility:	254% - 260%
Risk free interest rate:	4.5%
Expected life:	2 years
Dividend yield:	0%